Income Taxes - Schedule of Company’s Continuing Operations in China and Consisted (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Company’s Continuing Operations in China and Consisted [Abstract]
Current income tax		$ 8,668	$ 285,460
Deferred income tax	(494,807)	(307,278)	(64,606)
Total income tax (benefits) expenses	$ (494,807)	$ (298,610)	$ 220,854